UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Virginia Municipal Bond Fund

Investor Class (PRVAX)

This semi-annual shareholder report contains important information about Virginia Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virginia Municipal Bond Fund - Investor Class	$30	0.59%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,495,396
Number of Portfolio Holdings	412
Table Summary

Portfolio Turnover Rate	8.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Virginia	79.9%
District of Columbia	13.5
Puerto Rico	5.6
Other	1.0

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.5%
Transportation	21.3
Education	10.9
Housing	9.6
Special Tax	9.3
Leasing	8.3
General Obligations - Local	6.8
Water & Sewer	5.0
General Obligations - State	1.9
Other	5.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F48-053 10/26

Virginia Municipal Bond Fund

Investor Class (PRVAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Virginia Municipal Bond Fund

I Class (TFBVX)

This semi-annual shareholder report contains important information about Virginia Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virginia Municipal Bond Fund - I Class	$22	0.44%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$1,495,396
Number of Portfolio Holdings	412
Table Summary

Portfolio Turnover Rate	8.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Virginia	79.9%
District of Columbia	13.5
Puerto Rico	5.6
Other	1.0

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	21.5%
Transportation	21.3
Education	10.9
Housing	9.6
Special Tax	9.3
Leasing	8.3
General Obligations - Local	6.8
Water & Sewer	5.0
General Obligations - State	1.9
Other	5.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1093-053 10/26

Virginia Municipal Bond Fund

I Class (TFBVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRVAX Virginia Municipal Bond
Fund
TFBVX Virginia Municipal Bond
Fund–
.
I Class
(Formerly T. Rowe Price Virginia Tax-Free
Bond Fund)

T. ROWE PRICE Virginia Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 11.36 $ 11.30 $ 11.23 $ 10.93 $ 12.09 $ 12.34
Investment
activities
Net investment
income
(1)(2)
0.20 0.38 0.37 0.35 0.30 0.27
Net realized and
unrealized gain/
loss (0.38) 0.05 0.06 0.29 (1.16) (0.24)
Total from
investment
activities (0.18) 0.43 0.43 0.64 (0.86) 0.03
Distributions
Net investment
income (0.19) (0.37) (0.36) (0.34) (0.30) (0.27)
Net realized gain — — — — —
(3)
(0.01)
Total distributions (0.19) (0.37) (0.36) (0.34) (0.30) (0.28)
NET ASSET
VALUE
End of period $ 10.99 $ 11.36 $ 11.30 $ 11.23 $ 10.93 $ 12.09

T. ROWE PRICE Virginia Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(4)
(1.61)% 3.96% 3.90% 5.99% (7.08)% 0.20%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.59%
(5)
0.56% 0.56% 0.55% 0.56% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.59%
(5)
0.56% 0.56% 0.55% 0.56% 0.51%
Net investment
income 3.49%
(5)
3.47% 3.26% 3.16% 2.72% 2.18%
Portfolio turnover
rate 8.1% 23.4% 19.1% 28.5% 30.2% 15.6%
Net assets, end of
period (in millions) $807 $777 $698 $653 $675 $1,045
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Virginia Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 11.36 $ 11.30 $ 11.23 $ 10.93 $ 12.09 $ 12.34
Investment
activities
Net investment
income
(1)(2)
0.21 0.40 0.38 0.36 0.32 0.29
Net realized and
unrealized gain/
loss (0.38) 0.04 0.06 0.29 (1.17) (0.24)
Total from
investment
activities (0.17) 0.44 0.44 0.65 (0.85) 0.05
Distributions
Net investment
income (0.20) (0.38) (0.37) (0.35) (0.31) (0.29)
Net realized gain — — — — —
(3)
(0.01)
Total distributions (0.20) (0.38) (0.37) (0.35) (0.31) (0.30)
NET ASSET
VALUE
End of period $ 10.99 $ 11.36 $ 11.30 $ 11.23 $ 10.93 $ 12.09

T. ROWE PRICE Virginia Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(4)
(1.54)% 4.09% 4.03% 6.12% (6.95)% 0.31%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.46%
(5)
0.43% 0.43% 0.43% 0.42% 0.40%
Net expenses
after waivers/
payments by
Price Associates 0.44%
(5)
0.43% 0.43% 0.43% 0.42% 0.40%
Net investment
income 3.64%
(5)
3.60% 3.38% 3.28% 2.86% 2.29%
Portfolio turnover
rate 8.1% 23.4% 19.1% 28.5% 30.2% 15.6%
Net assets, end of
period (in millions) $688 $683 $654 $614 $588 $628
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Virginia Municipal Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
DISTRICT OF COLUMBIA  13.5%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,416
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,129
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 10,000 10,042
Metropolitan Washington Airports Auth., 5.00%, 10/1/47 (1) 1,630 1,620
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/34 (1) 1,000 1,001
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/35 (1) 1,600 1,601
Metropolitan Washington Airports Auth., Series 2020A, 5.00%,
10/1/34 (1) 2,870 3,011
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,789
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/39 (1) 5,445 5,125
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 4,415 4,047
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 2,010 2,013
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,104
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 1,675 1,728
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 6,000 6,052
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 1,946
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 10,940 11,013
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/50 (1) 3,460 3,449
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,314
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 5,630 5,832
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,135 6,229
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/44 (1) 3,300 3,549
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/45 (1) 3,530 3,784
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/54 (1) 7,400 7,663

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/55 (1) 1,000 1,041
Metropolitan Washington Airports Auth., Airport System
Revenue, Series A, 5.00%, 10/1/40 (1) 1,635 1,662
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,010 2,690
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,031
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,028
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,047
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  4,250 4,339
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 3.00%, 10/1/50 (2) 6,480 4,481
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
4.00%, 10/1/52 (2) 10,560 8,996
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  28,225 28,612
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series B,
6.50%, 10/1/44  2,375 2,476
Metropolitan Washington Airports Auth., Dulles Toll Road,
Senior Lien, Series B, Zero Coupon, 10/1/33 (2) 200 154
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,655 3,683
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  4,000 4,032
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  2,950 3,036
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.50%, 7/15/60  1,750 1,820
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Series A, 5.50%, 7/15/51  5,550 5,771
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 4.375%, 7/15/59  1,275 1,175
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.00%, 7/15/56  7,655 7,691
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  1,450 1,475
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/43  6,705 6,920

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  10,000 10,187
201,804
PUERTO RICO  5.6%
Puerto Rico Commonwealth, GO, VR, 0.00%, 11/1/43 (3) 5,694 4,057
Puerto Rico Commonwealth, GO, VR, 0.00%, 11/1/51 (3) 4,535 3,288
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,650
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,223
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,133
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,305
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,029 1,045
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,034
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(6) 30 22
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (5)(6) 2,775 2,085
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (5)(6) 1,430 1,078
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (5)
(6) 365 270
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (5)
(6) 1,100 814
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (5)(6) 50 37
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (5)(6) 105 78
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (5)(6) 115 85
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (5)
(6) 150 111
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (5)
(6) 525 389
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (5)
(6) 600 444
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (5)
(6) 195 144
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (5)
(6) 240 178
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (5)
(6) 30 22
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (5)
(6) 1,420 1,051

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (5)
(6) 145 107
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (5)
(6) 125 93
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (5)
(6) 55 41
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)
(6) 145 107
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (5)
(6) 115 85
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (5)
(6) 35 26
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (5)
(6) 65 48
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (5)
(6) 630 466
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (5)
(6) 50 37
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)
(6) 550 407
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (5)
(6) 140 104
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)
(6) 50 37
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  5,719 5,656
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,737 14,868
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,776 4,627
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  15,572 15,223
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  3,715 3,405
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,111
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  1,500 1,483
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,500 1,417
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 949
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  2,500 2,444

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  2,058 2,012
84,296
VIRGINIA  79.9%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/42  5,450 5,722
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,350
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 2.90%, 10/1/48  1,200 1,200
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/35  1,365 1,390
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/42  1,000 953
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  5,600 5,008
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, Series B, 4.00%, 6/1/54  4,785 4,139
Alexandria, GO, 4.00%, 12/15/41  5,305 5,177
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,540
Alexandria, Series A, GO, 3.00%, 7/15/46  7,285 5,482
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 265
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,500
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40  515 498
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,347
Alexandria Redev. & Housing Auth., Columbus St. Block 4,
VRDN, 3.20%, 12/1/54 (Tender 6/1/27)  1,625 1,626
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 1,992
Arlington County, GO, 5.00%, 6/15/39  7,000 7,441
Arlington County IDA, Barcroft-Charlie, VRDN, 3.10%, 12/1/55
(Tender 2/1/27)  1,700 1,699
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  15,405 12,484
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  11,810 10,849
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 789
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (2) 10,200 8,450
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,694
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 700
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,255 1,257
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,175 2,177
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/41 (2) 500 500

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/46  6,100 5,966
Chesapeake Expressway Toll Road, 5.00%, 7/15/44 (2) 4,330 4,490
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  4,875 4,928
Chesterfield County, Series A, GO, 5.00%, 1/1/42  4,000 4,285
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/39  1,345 1,440
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  8,000 8,216
Chesterfield County Health Center Commission, 6.00%, 7/1/48  1,600 1,645
Chesterfield County Health Center Commission, Lucy Corr
Village, 5.00%, 7/1/36  1,175 1,210
Chesterfield County Health Center Commission, Lucy Corr
Village, 5.25%, 7/1/41  1,225 1,233
Culpeper County Economic Dev. Auth., Culpeper County
School Projects, 5.00%, 6/1/44  4,685 4,925
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,471
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  10,500 10,551
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  5,900 5,922
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,405 5,037
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  12,155 11,342
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  3,000 2,774
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37  525 557
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 8,726
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,401
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,243
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,439
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,122
Fairfax County Sewer, 5.00%, 7/15/44  6,190 6,235
Fairfax County Sewer, Series A, 5.00%, 7/15/46  12,390 12,854
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,749
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,255
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,027
Falls Church, Series B, GO, 3.00%, 7/15/44  4,875 3,903
Falls Church, Series B, GO, 3.00%, 7/15/45  3,000 2,375
Falls Church, Series B, GO, 3.00%, 7/15/48  16,015 11,914
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 21,160 21,905

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Franklin County IDA, 5.00%, 10/15/30  3,500 3,585
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,515 3,046
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  2,750 2,768
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  15,820 15,948
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,640 2,354
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  3,485 3,530
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  1,000 1,029
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  8,000 8,142
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 6,956
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.25%, 7/1/59  5,700 5,878
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,573
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 632
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 7,270 6,736
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 2,360 2,012
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  1,340 1,346
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,911
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,565 4,338
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/35  3,000 3,305
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/48  2,000 2,016
Henrico County Economic Dev. Auth., Glenwood Farms Family,
VRDN, 3.20%, 12/1/45 (Tender 12/1/29)  7,000 6,999
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  4,950 4,996
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/47  1,150 1,150
Henrico County Economic Dev. Auth., Westminster Canterbury,
5.00%, 10/1/37  1,500 1,512

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Henrico County Economic Dev. Auth., Westminster Canterbury,
Series A, 5.00%, 10/1/42  1,125 1,142
Henrico County Economic Dev. Auth., Westminster Canterbury,
Series A, 5.00%, 10/1/47  2,120 2,119
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, Series A, 4.00%, 10/1/42  260 238
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, Series A, 5.00%, 10/1/52  1,105 1,077
Henrico County Water & Sewer System Revenue, 3.00%,
5/1/49  9,000 6,595
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,194
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (2) 7,105 7,213
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/50  1,910 1,529
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.75%, 12/1/53  855 923
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.875%, 12/1/58  2,700 2,920
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/41  3,060 2,650
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/47  7,145 5,786
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  1,950 1,951
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  450 411
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  3,120 2,681
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,261
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 6,001
Loudoun County, Series A, GO, 5.00%, 12/1/42  5,000 5,266
Loudoun County Economic Dev. Auth., Series A, 3.00%,
12/1/35  1,000 926
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/40  2,040 1,991
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/42  1,690 1,626
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  14,415 12,946
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  20,600 6,244
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,096
Loudoun County Sanitation Auth., Water & Sewer System,
3.00%, 1/1/42  4,140 3,366
Louisa IDA, Virginia Electric & Power Project, Series B,
VRDN,PCR, 3.125%, 11/1/35 (Tender 10/1/30)  2,750 2,727

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Louisa IDA, Virginia Electric & Power Project, Series C,
VRDN,PCR, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,277
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.25%, 1/1/46  3,500 3,646
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.25%, 1/1/47  3,375 3,499
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.50%, 1/1/51  1,500 1,562
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.50%, 1/1/56  6,905 7,104
Lynchburg Economic Dev. Auth., Central Health, 3.00%, 1/1/51  9,250 6,365
Lynchburg Economic Dev. Auth., Central Health, 3.00%,
1/1/51 (7) 1,000 703
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 910
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/47 (7) 2,200 1,922
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  7,770 6,343
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/55 (7) 1,835 1,529
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,045 4,314
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  10,000 6,950
Madison County IDA, Woodberry Forest School, Series A,
3.00%, 10/1/46  650 494
Manassas, GO, 2.00%, 1/1/38  1,490 1,131
Manassas, GO, 2.00%, 1/1/40  1,700 1,190
Mosaic Dist. CDA, Series A, 4.00%, 3/1/29  1,905 1,954
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  425 432
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,750
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,013
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,509
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,540
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (8) 1,050 1,052
Norfolk, Series A, GO, 5.00%, 9/1/43  2,150 2,254
Norfolk, Series A, GO, 5.00%, 9/1/44  2,350 2,457
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (8) 2,300 2,305
Norfolk Airport Auth., Series B, 5.50%, 7/1/56 (1)(7) 5,530 5,693
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  4,850 4,277
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,600 2,710

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,645 2,647
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  555 555
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  2,505 2,510
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,190 4,190
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  5,115 4,774
Prince William County Service Auth., 5.00%, 7/15/42  500 534
Prince William County Service Auth., 5.00%, 7/15/43  500 532
Prince William County Service Auth., 5.00%, 7/15/44  750 795
Prince William County Service Auth., 5.00%, 7/15/45  500 528
Richmond, Series A, GO, 2.00%, 7/15/36  300 239
Richmond, Series A, GO, 4.00%, 9/1/42  2,685 2,628
Richmond, Series A, GO, 5.00%, 1/15/43  7,000 7,503
Richmond, Series C, GO, 3.50%, 3/1/49  6,080 5,048
Richmond Economic Dev. Auth., Diamond Dist. Project, 5.00%,
6/1/56  1,185 1,192
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,630 1,269
Richmond Public Utility Revenue, Series B, 5.00%, 1/15/51  3,500 3,591
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,415
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 2.90%,
7/1/52  2,180 2,180
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,905 8,339
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 2.625%, 11/1/50  800 502
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  4,115 3,089
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 4.00%, 12/1/31  725 726
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,100 2,138
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,143
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,064
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  1,540 1,581
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, Series A, 5.50%, 6/15/51  5,000 5,181
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,000

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  10,000 8,004
Univ. of Virginia, Series A, 5.00%, 4/1/38  4,175 4,211
Univ. of Virginia, Series A, 5.00%, 4/1/39  2,600 2,622
Univ. of Virginia, Series A, 5.00%, 4/1/47  20,015 20,114
Univ. of Virginia, Series A-2, 3.57%, 4/1/45  7,245 6,350
Univ. of Virginia, Series B, 4.00%, 4/1/40  12,000 11,626
Univ. of Virginia, Series B, 5.00%, 4/1/44  1,750 1,761
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,031
Upper Occoquan Sewage Auth., 4.00%, 7/1/41  1,600 1,561
Upper Occoquan Sewage Auth., 4.00%, 7/1/43  2,000 1,921
Virginia, Series A, GO, 4.00%, 6/1/43  4,115 4,017
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 5,722
Virginia College Building Auth., Series A, 2.125%, 9/1/29  6,005 5,793
Virginia College Building Auth., Series A, 3.00%, 2/1/39  4,000 3,381
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,135
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/43  3,000 2,819
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  1,250 1,320
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  10,000 9,284
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/44  3,040 2,798
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/41  3,790 3,907
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/42  2,980 3,059
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/43  5,380 5,500
Virginia College Building Auth., University of Richmond, 4.50%,
3/1/44  3,500 3,558
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/40  1,200 1,297
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/49  6,150 6,354
Virginia College Building Auth., University of Richmond, 5.00%,
3/1/54  13,400 13,719
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (9) 7,965 8,403
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,120 11,706
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,277
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  4,895 4,895

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,530
Virginia Commonwealth Univ. Health System Auth., Series A,
4.00%, 7/1/54 (7) 7,250 6,327
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/46  1,650 1,659
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 2.90%, 7/1/37  5,045 5,045
Virginia HDA, Series A, 3.65%, 3/1/43  330 292
Virginia HDA, Series A, 3.80%, 3/1/42  1,250 1,127
Virginia HDA, Series A, 4.45%, 9/1/45  3,000 2,924
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,679
Virginia HDA, Series B, 3.05%, 5/1/39  495 432
Virginia HDA, Series B, 4.65%, 5/1/50  1,885 1,807
Virginia HDA, Series B, 4.70%, 5/1/52  1,730 1,636
Virginia HDA, Series C, 4.65%, 12/1/44  750 747
Virginia HDA, Series C, 4.70%, 7/1/43  2,785 2,791
Virginia HDA, Series C, 4.80%, 12/1/49  1,000 991
Virginia HDA, Series C, 4.85%, 12/1/54  2,500 2,437
Virginia HDA, Series C, 4.90%, 12/1/59  2,730 2,633
Virginia HDA, Series C, 5.05%, 7/1/50  4,190 4,213
Virginia HDA, Series D, 3.45%, 10/1/42  400 341
Virginia HDA, Series D, 4.50%, 8/1/43  2,760 2,761
Virginia HDA, Series E, 2.80%, 7/1/55  1,500 960
Virginia HDA, Series E, 3.00%, 10/1/29  550 549
Virginia HDA, Series E, 4.45%, 10/1/59  1,800 1,631
Virginia HDA, Series E, 4.50%, 10/1/40  790 773
Virginia HDA, Series E, 4.60%, 7/1/45  2,000 1,954
Virginia HDA, Series E, 4.85%, 10/1/45  4,505 4,505
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,038
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 969
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,552
Virginia HDA, Series E-2, 4.55%, 10/1/49  2,100 2,010
Virginia HDA, Series E-5, 4.625%, 7/1/50  2,500 2,379
Virginia HDA, Series E-5, 4.65%, 7/1/55  2,000 1,891
Virginia HDA, Series F, 4.75%, 11/1/38  1,185 1,195
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,016
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,047
Virginia HDA, Series F-1, 4.65%, 7/1/40  2,000 2,002
Virginia HDA, Series F-1, 4.95%, 7/1/45  1,100 1,108
Virginia HDA, Series F-2, 4.70%, 7/1/40  2,375 2,386
Virginia HDA, Series F-3, 4.60%, 7/1/40  1,500 1,495
Virginia HDA, Series F-3, 4.95%, 7/1/45  750 756
Virginia HDA, Series G, 4.90%, 11/1/42  750 757

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Virginia HDA, Series G, 5.05%, 11/1/47  3,315 3,348
Virginia HDA, Series G, 5.25%, 11/1/57  5,135 5,176
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,586
Virginia HDA, Series G-2, 4.65%, 7/1/46  10,000 9,839
Virginia HDA, Series H, 4.15%, 12/1/39  1,115 1,083
Virginia HDA, Series H, 4.70%, 7/1/46  6,600 6,461
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 676
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 3,013
Virginia HDA, Series J-1, 4.90%, 7/1/46  2,680 2,638
Virginia HDA, Series K, 2.55%, 12/1/46 (1) 4,835 3,270
Virginia HDA, Commonwealth Mortgage Bonds, Series D,
4.50%, 7/1/45  3,000 2,919
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,433
Virginia HDA, Rental Housing, Series D, 3.90%, 10/1/48  7,010 6,085
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  6,635 6,638
Virginia Polytechnic Institute & State Univ., 5.00%, 6/1/49  1,360 1,404
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  15,640 16,311
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (8) 10 10
Virginia Public Building Auth., Series A, 4.00%, 8/1/39  2,030 1,999
Virginia Public Building Auth., Series A, 5.00%, 8/1/39  1,360 1,472
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  7,000 7,355
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 5,255 5,218
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 5,770 5,669
Virginia Public Building Auth., Series C, 5.00%, 8/1/31 (1) 1,000 1,002
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,482
Virginia Resources Auth., Series A, 5.00%, 11/1/54  3,700 3,796
Virginia Resources Auth., Series B, 5.00%, 11/1/38  500 531
Virginia Resources Auth., Series B, 5.00%, 11/1/43  1,365 1,446
Virginia Resources Auth., Series B, 5.00%, 11/1/44  1,425 1,503
Virginia Resources Auth., Series C, 4.00%, 11/1/37
(Prerefunded 11/1/26) (8) 525 526
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,483
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,643
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50
Virginia Resources Auth., Unrefunded Balance, Series C,
4.00%, 11/1/37  45 45
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 6,550 6,578
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 10,875 10,291
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 6,900 6,420
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 6,495 6,178

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 4.00%, 1/1/40 (1) 4,200 3,942
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,650 1,522
Virginia Small Business Fin. Auth., 4.00%, 1/1/42 (1) 650 591
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 17,845 15,500
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  1,000 832
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,509
Virginia Small Business Fin. Auth., 95 Express Lanes Project,
4.00%, 7/1/39 (1) 1,210 1,144
Virginia Small Business Fin. Auth., Bon Secours Healthcare
System, Series A, 4.00%, 12/1/49  5,730 4,990
Virginia Small Business Fin. Auth., Bon Secours Mercy Health
System, 5.00%, 10/1/42  1,220 1,256
Virginia Small Business Fin. Auth., Carilion Clinic, Series A,
VRDN, 3.05%, 7/1/42  6,560 6,560
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 2.90%, 7/1/42  1,305 1,305
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,709
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (1) 4,215 4,201
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/33 (1) 1,000 1,058
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 1,280 1,337
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 5,180 5,391
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,900 3,006
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,098
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 4.50%, 12/1/44  6,710 6,483
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.25%, 12/1/51  3,840 3,876
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.25%, 12/1/56  3,525 3,527
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.50%, 12/1/54  8,050 8,213
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/39  1,000 1,057
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/41  2,345 2,446
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/42  2,135 2,222
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/43  1,600 1,660

T. ROWE PRICE Virginia Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/44  2,500 2,584
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/45  2,720 2,800
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 3.375%, 1/1/51  2,440 1,874
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,287
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,650 1,656
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/45  695 631
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  7,525 6,481
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 5.00%, 1/1/32  500 521
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/36 (1) 1,685 1,742
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
1/1/38 (1) 2,100 2,156
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/39 (1) 930 949
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 3,375 3,413
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 8,500 8,105
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  4,000 3,910
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 8,300 8,207
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 5,915 5,772
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 4,580 4,436
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 18,700 18,010
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 7,435 7,490
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,169
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,560 3,662
Winchester Economic Dev. Auth., Series A, 5.00%, 1/1/41  1,500 1,557
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 250

T. ROWE PRICE Virginia Municipal Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System,
Series A, 5.00%, 1/1/43  500 515
1,194,467
Total Investments in Securities
99.0% of Net Assets
(Cost $1,518,861) $ 1,480,567
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Incorporated
(3) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $24,527 and represents 1.6% of net assets.
(5) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(6) Non-income producing
(7) Insured by Build America Mutual Assurance Company
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by National Public Finance Guarantee Corporation
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Municipal Bond Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,518,861) $ 1,480,567
Interest receivable 17,823
Receivable for shares sold 1,590
Cash 19
Other assets 32
Total assets 1,500,031
Liabilities
Payable for shares redeemed 2,447
Payable for investment securities purchased 649
Investment management fees payable 488
Due to affiliates 48
Other liabilities 1,003
Total liabilities 4,635
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 1,495,396
Net Assets Consist of:
Total distributable earnings (loss) $ (111,079)
Paid-in capital applicable to 136,068,782 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 1,606,475
NET ASSETS $ 1,495,396
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $807,397; Shares outstanding: 73,471,007) $ 10.99
I Class
(Net assets: $687,999; Shares outstanding: 62,597,775) $ 10.99

T. ROWE PRICE Virginia Municipal Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 30,452
Expenses
Investment management 2,856
Shareholder servicing
Investor Class $ 582
I Class 50 632
Prospectus and shareholder reports
Investor Class 8
I Class 4 12
Proxy and annual meeting 220
Custody and accounting 112
Legal and audit 109
Registration 26
Directors 2
Miscellaneous 8
Waived / paid by Price Associates (60)
Total expenses 3,917
Net investment income 26,535
Realized and Unrealized Gain / Loss –
Net realized loss on securities (1,650)
Change in net unrealized gain / loss on securities (48,797)
Net realized and unrealized gain / loss (50,447)
DECREASE IN NET ASSETS FROM OPERATIONS $ (23,912)

T. ROWE PRICE Virginia Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 26,535 $ 47,257
Net realized loss (1,650) (13,695)
Change in net unrealized gain / loss (48,797) 21,202
Increase (decrease) in net assets from operations (23,912) 54,764
Distributions to shareholders
Net earnings
Investor Class (13,488) (23,143)
I Class (12,127) (22,707)
Decrease in net assets from distributions (25,615) (45,850)
Capital share transactions
*
Shares sold
Investor Class 124,236 269,692
I Class 59,791 111,787
Distributions reinvested
Investor Class 12,442 21,128
I Class 8,846 16,585
Shares redeemed
Investor Class (79,911) (216,641)
I Class (40,532) (104,230)
Increase in net assets from capital share
transactions 84,872 98,321
Net Assets
Increase during period 35,345 107,235
Beginning of period 1,460,051 1,352,816
End of period $ 1,495,396 $ 1,460,051
*Share information (000s)
Shares sold
Investor Class 11,096 24,470
I Class 5,332 10,130
Distributions reinvested
Investor Class 1,116 1,916
I Class 793 1,505
Shares redeemed
Investor Class (7,146) (19,803)
I Class (3,626) (9,471)
Increase in shares outstanding 7,565 8,747

T. ROWE PRICE Virginia Municipal Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Municipal
Bond Fund (the fund), formerly the T. Rowe Price Virginia Tax-Free Bond Fund, is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds. The fund has two classes of shares: the Virginia Municipal Bond Fund
(Investor Class) and the Virginia Municipal Bond Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions

T. ROWE PRICE Virginia Municipal Bond Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after
December
15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Virginia Municipal Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Virginia Municipal Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Virginia Municipal Bond Fund

Valuation Inputs   On August 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $197,672,000 and
$116,869,000, respectively, for the six months ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$77,916,000 of available capital loss carryforwards.

T. ROWE PRICE Virginia Municipal Bond Fund

At August 31, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,519,883,000. Net unrealized loss aggregated $39,316,000 at period-end, of which $8,915,000 related to appreciated investments and $48,231,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Virginia Municipal Bond Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended August 31, 2026 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $60,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price
Associates and $147,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.74% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $(60)

T. ROWE PRICE Virginia Municipal Bond Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Virginia Municipal Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Virginia Municipal Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Virginia Municipal Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Virginia Municipal Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Virginia Municipal Bond Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the third quintile (Expense
Group and Expense Universe). The information provided to the Board for the fund’s
I Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the second quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Virginia Municipal Bond Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F48-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026